NYLI MacKay Muni Income Opportunities Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 115.6%
Long-Term Municipal Bonds 115.6%
Alabama 2.4%
MidCity Improvement District, 2024 Assessment Area, Special Assessment
6.50%, due 11/1/44 (a)	$ 290,000	$ 267,497
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/54 (b)	500,000	455,430
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	1,000,000	1,009,730
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	500,000	482,221
		2,214,878
Arizona 0.1%
Industrial Development Authority of the County of Pima (The), Milestones Charter School, Revenue Bonds
Series B
5.50%, due 11/1/25 (a)	115,000	113,758
California 12.5%
Adelanto Community Facilities District No. 2006-2, Improvement Area No. 2, Special Tax
Series B
5.65%, due 9/1/30	625,000	625,009
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AG
(zero coupon), due 10/1/52 (d)	1,000,000	550,413
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (e)
Series C
5.00%, due 8/1/55	875,000	926,021
Series G
5.00%, due 11/1/55	750,000	778,534
Series C
5.25%, due 1/1/54	1,000,000	1,043,900
California Statewide Communities Development Authority, Loma Linda University Medical Center Obligated Group, Revenue Bonds
Series A
5.50%, due 12/1/54	355,000	343,825
City of Stockton Community Facilities District No. 2018-2, Improvement Area 3, Special Tax
5.00%, due 9/1/44	380,000	375,485
5.00%, due 9/1/49	525,000	516,220
5.00%, due 9/1/54	625,000	609,806
Lake Elsinore Unified School District, Community Facilities District No. 2006-2, Area C, Special Tax
4.00%, due 9/1/50	1,000,000	825,162
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/32	510,000	535,596
Series D
5.00%, due 7/1/32	975,000	1,083,105

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series C
5.00%, due 7/1/42	$ 500,000	$ 503,448
Series D
5.00%, due 7/1/44	750,000	751,877
Southern California Public Power Authority, Milford Wind Corridor Phase I Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	125,000	132,943
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.25%, due 7/1/50 (c)	2,000,000	2,053,979
		11,655,323
Colorado 2.8%
City & County of Denver, School District No. 1, Revenue Bonds
Series C, Insured: State Aid Withholding
5.50%, due 12/1/49 (c)	1,500,000	1,582,608
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series B
5.875%, due 12/15/46	1,000,000	1,023,427
		2,606,035
Delaware 1.2%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	995,000	1,088,008
Florida 13.0%
Brevard County Housing Finance Authority, Cocoa Leased Housing Associates II LLLP, Revenue Bonds
Insured: FNMA
4.45%, due 1/1/40	997,002	981,076
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series B
6.70%, due 6/15/28 (a)	105,000	105,418
County of Miami-Dade, Double Barreled Aviation, Unlimited General Obligation
2.375%, due 7/1/40	625,000	445,203
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54 (c)	1,000,000	1,044,100
Florida Housing Finance Corp., Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
2.15%, due 7/1/35	725,000	576,023
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
5.15%, due 5/1/44 (b)	655,000	635,267
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.50%, due 10/1/54 (c)	1,500,000	1,545,369

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54 (c)	$ 1,835,000	$ 1,903,616
Hillsborough County Port District, Tampa Port Authority Project, Revenue Bonds
Series B
5.00%, due 6/1/46 (b)	450,000	439,827
Lee County, Airport, Revenue Bonds
Insured: AG
5.25%, due 10/1/54 (b)(c)	1,625,000	1,635,209
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	500,000	466,968
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
6.00%, due 5/1/56	1,000,000	980,174
West Villages Improvement District, Unit of Development No. 10 Assessment Area One, Special Assessment
5.625%, due 5/1/54	990,000	927,878
Wind Meadows South Community Development District, Assessment Area One Project, Special Assessment
4.00%, due 5/1/52	530,000	394,428
		12,080,556
Georgia 2.8%
Main Street Natural Gas, Inc., Revenue Bonds (e)
Series B
5.00%, due 7/1/53	500,000	527,927
Series D
5.00%, due 4/1/54	1,000,000	1,060,998
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.50%, due 7/1/64	1,000,000	1,014,937
		2,603,862
Illinois 3.6%
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 1/1/53	1,250,000	1,275,204
Series A
5.50%, due 1/1/59	1,000,000	1,018,594
City of Chicago, Lakeshore East Special Assessment Area, Special Assessment (a)
3.29%, due 12/1/30	325,000	310,620
3.45%, due 12/1/32	275,000	257,235
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/50	500,000	512,418
		3,374,071
Indiana 0.5%
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	475,000	488,146

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa 1.2%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/35	$ 300,000	$ 292,595
Series A-2, Class 1
4.00%, due 6/1/39	850,000	792,339
		1,084,934
Kentucky 1.6%
Louisville and Jefferson County Metro Government, Louisville Gas and Electric Co. Project, Revenue Bonds
Series A
1.75%, due 2/1/35 (e)	1,000,000	983,328
Perry County School District Finance Corp., Kentucky School Facilities Construction Commission, Revenue Bonds
Insured: State Intercept
2.00%, due 12/1/29	525,000	497,422
		1,480,750
Louisiana 0.6%
New Orleans Aviation Board, Revenue Bonds
Series C-2
5.25%, due 1/1/41 (b)	500,000	515,070
Maryland 0.5%
City of Baltimore, East Baltimore Research Park Development District, Revenue Bonds
Series B
5.00%, due 9/1/25	440,000	439,123
Massachusetts 0.4%
Massachusetts Housing Finance Agency, Revenue Bonds
Series 223, Insured: GNMA / FNMA / FHLMC
2.10%, due 12/1/33	500,000	409,916
Michigan 1.1%
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
3.00%, due 11/15/25	25,000	24,902
Michigan Finance Authority, Provident Group - HFH Energy LLC, Revenue Bonds
4.375%, due 2/28/54	1,000,000	874,448
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	100,000	94,805
		994,155
Mississippi 0.5%
Mississippi Development Bank, Lamar County School District Project, Revenue Bonds
5.00%, due 6/1/50	425,000	421,791

	Principal Amount	Value
Long-Term Municipal Bonds
Nebraska 3.1%
Airport Authority of the City of Omaha, Airport Facilities, Revenue Bonds
Insured: AG
5.25%, due 12/15/49 (b)(c)	$ 2,000,000	$ 2,001,144
Douglas County Hospital Authority No. 2, Nebraska Methodist Health System, Revenue Bonds
5.50%, due 11/1/49	805,000	831,390
		2,832,534
Nevada 2.3%
Nevada Housing Division, Revenue Bonds, Senior Lien
Series E, Insured: GNMA / FNMA / FHLMC
7.50%, due 4/1/49	1,000,000	1,177,496
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/51	1,000,000	928,064
		2,105,560
New Hampshire 1.6%
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	620,236	565,161
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	900,000	928,613
		1,493,774
New York 17.1%
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.00%, due 11/15/47	1,000,000	976,559
New York City Housing Development Corp., Revenue Bonds
Series G-1
3.90%, due 5/1/45	775,000	658,240
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	1,000,000	717,668
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	1,000,000	796,323
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	100,000	95,868
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	750,000	542,782
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54 (c)	2,000,000	2,050,178
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (c)	1,875,000	1,838,542

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: AG
6.00%, due 6/30/50 (c)	$ 1,250,000	$ 1,316,311
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (b)	1,000,000	967,672
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds
5.00%, due 12/1/28 (b)	750,000	795,105
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 5/15/54 (c)	3,000,000	3,014,168
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.25%, due 12/1/54	1,085,000	1,111,508
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	1,250,000	1,063,912
		15,944,836
North Carolina 0.9%
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/51	880,000	871,119
Ohio 3.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series B-2
5.00%, due 6/1/55	750,000	610,073
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.50%, due 1/1/50 (b)	1,000,000	1,023,321
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	2,000,000	1,978,577
		3,611,971
Oklahoma 0.7%
Norman Regional Hospital Authority, Hospital, Revenue Bonds
4.00%, due 9/1/37	480,000	353,974
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	300,000	331,483
		685,457
Oregon 1.3%
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	2,885,000	1,221,141

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania 6.1%
Allegheny County Sanitary Authority, Revenue Bonds
5.75%, due 6/1/47	$ 1,000,000	$ 1,052,390
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds
5.75%, due 6/30/48 (b)	1,000,000	1,009,704
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
4.125%, due 6/1/45	870,000	827,008
Series 1-A
4.75%, due 6/1/46	1,000,000	966,027
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1-C
5.00%, due 6/1/51 (b)	1,000,000	900,126
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 138-A
3.00%, due 10/1/52	400,000	393,809
Series 145-A
6.00%, due 10/1/54	495,000	538,218
		5,687,282
Puerto Rico 5.9%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	828,571	515,786
(zero coupon), due 11/1/51	1,043,876	658,946
(zero coupon), due 11/1/51	511,593	280,736
(zero coupon), due 11/1/51	420,000	138,600
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/46	83,000	69,274
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,069,825	1,990,463
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	120,000	118,515
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	70,000	67,078
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	25,000	24,999
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	285,000	285,733
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	290,000	292,228
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	3,305,000	1,028,483
Series A-2
4.329%, due 7/1/40	35,000	32,578
		5,503,419

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island 2.3%
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien
Series A
4.125%, due 12/1/43 (b)	$ 925,000	$ 840,091
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
4.50%, due 6/1/45	1,305,000	1,263,717
		2,103,808
South Carolina 1.1%
South Carolina Public Service Authority, Santee Cooper project, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/42	1,000,000	1,025,922
South Dakota 1.2%
South Dakota Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	1,000,000	1,131,822
Tennessee 1.3%
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.50%, due 7/1/41 (b)	750,000	783,263
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 3
2.80%, due 7/1/44	625,000	446,619
		1,229,882
Texas 11.0%
City of Georgetown, Utility System, Revenue Bonds
Insured: AG
5.25%, due 8/15/52 (c)	1,250,000	1,268,644
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
5.00%, due 7/1/37 (b)	650,000	654,098
City of Houston, Airport System, Revenue Bonds (b)
Series A, Insured: AG
5.25%, due 7/1/53 (c)	1,500,000	1,499,837
Series A
5.50%, due 7/1/44 (f)	1,000,000	1,045,087
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,033,088
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
4.00%, due 9/1/35	250,000	235,287
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	500,000	456,873
Series B
5.00%, due 11/15/46	500,000	456,873

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System, Revenue Bonds
Series A
5.50%, due 11/15/52 (c)	$ 2,000,000	$ 2,096,687
Texas Department of Housing & Community Affairs, Revenue Bonds
Series C, Insured: GNMA
4.30%, due 9/1/38	750,000	737,206
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.125%, due 9/1/54 (a)	840,000	771,408
		10,255,088
U.S. Virgin Islands 1.1%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,000,000	998,366
Utah 5.1%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.50%, due 7/1/53 (b)	1,000,000	1,024,404
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50 (c)	2,500,000	2,607,576
Intermountain Power Agency, Revenue Bonds
Series A
5.25%, due 7/1/45	750,000	760,317
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	350,000	355,223
		4,747,520
Virginia 0.8%
Virginia College Building Authority, Regent University Project, Revenue Bonds
6.00%, due 6/1/50	750,000	781,988
Washington 0.4%
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.221%, due 3/1/50 (e)	373,108	343,458
Wisconsin 3.6%
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series B
6.20%, due 6/1/26	500,000	499,607
Public Finance Authority, Duke Energy Progress Project, Revenue Bonds
Series A-1
3.30%, due 10/1/46 (e)	575,000	576,298

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 12/31/65	$ 500,000	$ 477,404
6.50%, due 12/31/65	275,000	287,222
Public Finance Authority, Million Air Three LLC, Revenue Bonds
Series B
7.00%, due 9/1/54 (a)	250,000	263,402
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	1,500,000	1,228,851
		3,332,784
Total Municipal Bonds (Cost $109,638,352)		107,478,107

Long-Term Bond 1.1%
Corporate Bond 1.1%
Commercial Services 1.1%
Toll Road Investors Partnership II LP
Series A
7.125%, due 2/15/35 (a)	1,000,000	995,850
Total Corporate Bond (Cost $1,005,041)		995,850

	Shares	Value
Closed-End Funds 4.4%
Illinois 2.4%
Nuveen AMT-Free Quality Municipal Income Fund	75,000	805,500
Nuveen California Quality Municipal Income Fund	75,000	825,750
Nuveen Quality Municipal Income Fund	52,133	581,283
		2,212,533
Massachusetts 0.1%
Eaton Vance Municipal Bond Fund	15,241	146,009
New Jersey 0.6%
BlackRock MuniHoldings Fund, Inc.	49,845	554,276
New York 1.3%
BlackRock Municipal Income Trust	35,744	342,070
Nuveen AMT-Free Municipal Credit Income Fund	76,249	888,301
		1,230,371
Total Closed-End Funds (Cost $4,288,109)		4,143,189

	Shares	Value
Short-Term Investment 2.7%
Unaffiliated Investment Company 2.7%
BlackRock Liquidity Funds MuniCash
2.215% (g)	2,554,524	$ 2,554,524
Total Short-Term Investment (Cost $2,554,524)		2,554,524
Total Investments (Cost $117,486,026)	123.8%	115,171,670
Floating Rate Note Obligations (h)	(23.3)	(21,650,000)
Other Assets, Less Liabilities	(0.5)	(524,929)
Net Assets Applicable to Common Shares	100.0%	$ 92,996,741

†	Percentages indicated are based on Fund net assets applicable to Common shares.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax which represented 24.23% of the Fund’s net assets.
(c)	All or portion of principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(f)	Delayed delivery security.
(g)	Current yield as of July 31, 2025.
(h)	Face value of Floating Rate Notes issued in TOB transactions.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(25)	September 2025	$ (2,830,266)	$ (2,854,688)	$ (24,422)

1.	As of July 31, 2025, cash in the amount of $92,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 107,478,107	$ —	$ 107,478,107
Long-Term Bond
Corporate Bond	—	995,850	—	995,850
Closed-End Funds	4,143,189	—	—	4,143,189
Short-Term Investment
Unaffiliated Investment Company	2,554,524	—	—	2,554,524
Total Investments in Securities	$ 6,697,713	$ 108,473,957	$ —	$ 115,171,670
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (24,422)	$ —	$ —	$ (24,422)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Muni Income Opportunities Fund
Notes to Portfolios of Investments July 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") of the NYLI MacKay Muni Income Opportunities Fund ("Fund") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of July 31, 2025, is included at the end of the Portfolio of Investments.

The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date.

Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.